Stockholders' Equity - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	10 Months Ended	12 Months Ended
	Dec. 23, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jan. 19, 2021	Jan. 01, 2021
Stockholders Equity [Line Items]
Common stock, shares authorized	250,000,000		10,000,000	250,000,000	10,000,000
Preferred stock, shares authorized	10,000,000		0	10,000,000	0	13,923,367
Proceeds from issuance of convertible preferred stock into common stock, net of issuance costs			$ 0	$ 44,500
Preferred stock, conversion basis	1.4078			1.4078
Common stock, par value	$ 0.0001		$ 0.00001	$ 0.0001	$ 0.00001		$ 0.0001
Preferred stock par value	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares outstanding			0	0	0
Common stock, shares outstanding			0	56,765,533	0
Common stock, shares issued			9,656,100	62,378,996	9,656,100		105,585
Shares subject to right of repurchase				5,613,463
Temporary equity stock authorized during the period	260,000,000
Restricted Stock
Stockholders Equity [Line Items]
Award vesting percentage					25.00%
Award vesting rights				The stock is subject to vesting, generally at 25% one year from the vesting commencement date and ratably each month thereafter for a period of 36 months.
Award vesting period		48 months		36 months
Common stock, shares issued			9,843,236		9,843,236
Stock issued during period, shares, restricted stock award, gross		75,000			6,983,000
Minimum
Stockholders Equity [Line Items]
Common stock, shares authorized				10,000,000
Maximum
Stockholders Equity [Line Items]
Common stock, shares authorized						25,187,755
Series A Convertible Preferred Stock
Stockholders Equity [Line Items]
Preferred stock, shares authorized						9,771,425
Issuance of series A convertible preferred stock for cash, net of issuance costs (Shares)		9,771,414
Proceeds from issuance of convertible preferred stock into common stock, net of issuance costs		$ 44,500
Temporary equity stock shares issued during the period shares		13,756,122
Series A-1 Preferred Stock
Stockholders Equity [Line Items]
Preferred stock, shares authorized						2,818,034
Series A-2 Preferred Stock
Stockholders Equity [Line Items]
Preferred stock, shares authorized						605,850
Series A-3 Preferred Stock
Stockholders Equity [Line Items]
Preferred stock, shares authorized						728,058
Series A-1, A-2 and A-3 Preferred Stock
Stockholders Equity [Line Items]
Issuance of series A convertible preferred stock for cash, net of issuance costs (Shares)		4,151,942
Temporary equity stock shares issued during the period shares		5,845,071